Income Tax (Schedule of Other Comprehensive Income) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Other comprehensive income (loss) items, before tax	₪ (5)	₪ (2)	₪ 1
Other comprehensive income (loss) items, tax (benefit) expenses	1	1
Total other comprehensive income (loss) for the year, net of tax	₪ (4)	₪ (1)	₪ 1